Statement of Changes in Consolidated Equity - EUR (€) € in Thousands	Equity attributable to parent	Share capital	Share premium	Reserves	Profit attributable to parent	Interim dividend	Treasury stock	Translation differences	Available for sale financial assets	Other comprehensive income	Cash flow hedges	Non-controlling interests	Total
Balance at beginning of the year at Dec. 31, 2014	€ 2,658,123	€ 119,604	€ 910,728	€ 1,088,337	€ 470,253	€ (85,944)	€ (69,252)	€ 240,614		€ (406)	€ (15,811)	€ 4,765	€ 2,662,888
Translation differences	293,877							293,877				(569)	293,308
Cash flow hedges	19,140										19,140		19,140
Other comprehensive income	3,441									3,441			3,441
Other comprehensive income / (expense) for the year	316,458							293,877		3,441	19,140	(569)	315,889
Profit/(loss) for the year	532,145				532,145							(704)	531,441
Total comprehensive income for the year	848,603				532,145			293,877		3,441	19,140	(1,273)	847,330
Net change in treasury stock	12,695			2,018			10,677						12,695
Acquisition of non-controlling interests	(1,770)			(1,770)								1,767	(3)
Other changes	324			324								(72)	252
Interim dividend	(119,615)					(119,615)							(119,615)
Distribution of prior year profit, reserves				368,096	(368,096)
Distribution of prior year profit, dividends	(102,157)				(102,157)								(102,157)
Distribution of prior year profit, interim dividend				(85,944)		85,944
Operations with shareholders or owners	(210,523)			282,724	(470,253)	(33,671)	10,677					1,695	(208,828)
Balance at end of the year at Dec. 31, 2015	3,296,203	119,604	910,728	1,371,061	532,145	(119,615)	(58,575)	534,491		3,035	3,329	5,187	3,301,390
Translation differences	114,436							114,436				68	114,504
Available for sale financial assets	(5,219)								€ (5,219)				(5,219)
Cash flow hedges	(3,329)										(3,329)		(3,329)
Other comprehensive income	(3,677)									(3,677)			(3,677)
Other comprehensive income / (expense) for the year	102,211							114,436	(5,219)	(3,677)	(3,329)	68	102,279
Profit/(loss) for the year	545,456				545,456							(913)	544,543
Total comprehensive income for the year	647,667				545,456			114,436	(5,219)	(3,677)	€ (3,329)	(845)	646,822
Net change in treasury stock	(10,317)			(182)			(10,135)						(10,317)
Acquisition of non-controlling interests	(2,737)			(2,737)								2,737
Other changes	6,816			6,816								(582)	6,234
Interim dividend	(122,908)					(122,908)							(122,908)
Distribution of prior year profit, reserves				319,287	(319,287)
Distribution of prior year profit, dividends	(93,243)				(93,243)								(93,243)
Distribution of prior year profit, interim dividend					(119,615)	119,615
Operations with shareholders or owners	(222,389)			323,184	(532,145)	(3,293)	(10,135)					2,155	(220,234)
Balance at end of the year at Dec. 31, 2016	3,721,481	119,604	910,728	1,694,245	545,456	(122,908)	(68,710)	648,927	(5,219)	(642)		6,497	3,727,978
Translation differences	(559,390)							(559,390)				(133)	(559,523)
Available for sale financial assets	10,145								10,145				10,145
Other comprehensive income	(14)									(14)			(14)
Other comprehensive income / (expense) for the year	(549,259)							(559,390)	10,145	(14)		(133)	(549,392)
Profit/(loss) for the year	662,700				662,700							(1,386)	661,314
Total comprehensive income for the year	113,441				662,700			(559,390)	10,145	(14)		(1,519)	111,922
Net change in treasury stock	6,288						6,288						6,288
Acquisition of non-controlling interests	(346)			(346)								(43)	(389)
Other changes	6,475			6,475								(49)	6,426
Interim dividend	(122,986)					(122,986)							(122,986)
Distribution of prior year profit, reserves				422,548	(422,548)
Distribution of prior year profit, dividends	(95,274)			(95,274)									(95,274)
Distribution of prior year profit, interim dividend					(122,908)	122,908
Operations with shareholders or owners	(205,843)			333,403	(545,456)	(78)	6,288					(92)	(205,935)
Balance at end of the year at Dec. 31, 2017	€ 3,629,079	€ 119,604	€ 910,728	€ 2,027,648	€ 662,700	€ (122,986)	€ (62,422)	€ 89,537	€ 4,926	€ (656)		€ 4,886	€ 3,633,965